General and administrative expenses (Tables)	3 Months Ended
Nov. 30, 2022
General And Administrative Expenses
Schedule of General and Administrative expense

	Three months ended November 30,
	2022	2021
Directors’ fees (Note 15)	$107	$73
Insurance	99	122
Office and general	19	108
Shareholder information	128	113
Professional fees	101	152
Salaries and benefits(1) (Note 15)	484	628
Consulting	51	45
Share-based compensation expense(1) (Note 15)	753	980
Travel and accommodation	47	43
Depreciation(1)	40	81
Other	8	-
Total general and administrative expenses	$1,837	$2,345
(1)	As a result of adoption to amendments to IAS 16, Property, Plant and Equipment, during the year ended August 31, 2022, certain costs incurred related to Buckreef’s operating costs, post adoption, were recorded in cost of sales.